CONSTRUCTION IN PROGRESS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
CONSTRUCTION IN PROGRESS

NOTE 8 – CONSTRUCTION IN PROGRESS

Construction in progress consists of amounts expended for the constructions of two new fertilizer factories. Once construction is completed and the facilities are approved to be used, the construction in progress assets are placed into production and transferred into plant and equipment, whereupon they are depreciated over their estimated useful lives. As of September 30, 2015 and December 31, 2014, the construction in progress was $7,464,197 and $5,535,611, respectively. Included in this amount were:

-	$7,464,197 and $3,435,914 as of September 30, 2015 and December 31, 2014 for building an organic fertilizer processing facility, located in Shanghai, with the annual production capacity of 100,000 tons organic fertilizers. The facility was designed with 4 production lines, with total contractual payment of approximately $11 million or RMB 67.7 million, and was scheduled to be completed on June 2016; and

-	$0 and $2,099,697 as of September 30, 2015 and December 31, 2014, respectively, for building an organic fertilizer processing facility, located in Weihai City, Shandong Province, with the annual production capacity of 50,000 tons organic fertilizers. The facility was designed with 2 production lines, with total contractual payment of approximately $4.6 million or RMB 28 million, and had been completed on August 2015.

NOTE 8 – CONSTRUCTION IN PROGRESS

Construction in progress consists of amounts expended for the constructions of two new fertilizer factories. Once construction is completed and the facilities are approved to be used, the construction in progress assets are placed into production and transferred into plant and equipment, whereupon they are depreciated over their estimated useful lives. As of December 31, 2014 and 2013, the construction in progress was $5,535,611 and $399,960, respectively. Included in this amount were:

-	$3,435,914 and $123,502 as of December 31, 2014 and 2013 for building an organic fertilizer processing facility, located in Shanghai, with the annual production capacity of 100,000 tons organic fertilizers. The facility was designed with 4 production lines, with total contractual payment of approximately $11 million or RMB 67.7 million, and was scheduled to be completed on June 2016; and

-	$2,099,697 and $276,458 as of December 31, 2014 and 2013, respectively, for building an organic fertilizer processing facility, located in Weihai City, Shandong Province, with the annual production capacity of 50,000 tons organic fertilizers. The facility was designed with 2 production lines, with total contractual payment of approximately $4.6 million or RMB 28 million, and had been completed on August 2015.